Annual Fund Operating Expenses	Aug. 01, 2026
Absolute CEF Opportunities
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Absolute CEF Opportunities | Absolute CEF Opportunities INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	2.84%
Component2 Other Expenses	2.78%
Acquired Fund Fees and Expenses	3.49%	[1]
Expenses (as a percentage of Assets)	10.51%	[2]
Fee Waiver or Reimbursement	(2.45%)	[3]
Net Expenses (as a percentage of Assets)	8.06%	[2]
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | ABSOLUTE CONVERTIBLE ARBITRAGE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.14%	[4]
Acquired Fund Fees and Expenses	0.05%	[5]
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	1.36%	[7]
ABSOLUTE CONVERTIBLE ARBITRAGE FUND | ABSOLUTE CONVERTIBLE ARBITRAGE FUND INVESTOR SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.16%
Component2 Other Expenses	0.15%	[4]
Acquired Fund Fees and Expenses	0.05%	[5]
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	0.00%	[6]
Net Expenses (as a percentage of Assets)	1.61%	[7]
ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
ABSOLUTE FLEXIBLE FUND | ABSOLUTE FLEXIBLE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.62%
Component2 Other Expenses	0.02%	[8]
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.54%)	[10]
Net Expenses (as a percentage of Assets)	1.51%	[11]

[1]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements only include the direct operating expenses incurred by the Fund. Further, because AFFE is estimated for the current fiscal year, Total Annual Fund Operating Expenses in the table above are estimated for the current fiscal year.
[3]	Absolute Investment Advisers, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, does not exceed 1.79% through July 31, 2027 (the “Expense Cap”). This Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. The Adviser may recoup from the Fund fees waived (other than management fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the Expense Cap in the three years following the date the particular fee waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment. The Adviser has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by the Adviser.
[4]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. Please refer to the section entitled “Information Regarding Dividend and Interest Expenses on Short Sales” in the Prospectus.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[6]	Absolute Investment Advisers, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.20% and 1.45% of the Institutional Shares and Investor Shares, respectively, through July 31, 2027 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. The Adviser may recoup from the Fund fees waived (other than management fees waived by Absolute related to the Fund’s investments in other pooled vehicles sponsored by the Adviser) and expenses pursuant to the Expense Cap in the three years following the date the particular fee waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment. The Adviser has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by Absolute.
[7]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.
[8]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.
[9]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[10]	Absolute Investment Advisers, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, does not exceed 1.48% through July 31, 2027 (the “Expense Cap”). The Expense Cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. The Adviser may recoup from the Fund fees waived (other than management fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by the Adviser) and expenses reimbursed by the Adviser pursuant to the Expense Cap in the three years following the date the particular waiver/expense payment occurred in connection with the Fund or the Predecessor Fund, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The Adviser has contractually agreed to waive its investment management fees related to any Fund assets invested in pooled vehicles sponsored by the Adviser.
[11]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus because the Fund’s financial highlights do not include AFFE.